Non-current financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Non-current Financial Assets At Fair Value Through Other Comprehensive Income
Schedule of non-current financial assets at fair value

	As of	As of
	December 31, 2024	December 31, 2023
Dongguan YMA	$985,259	$983,121
Dongguan Forwell	804,545	808,141
Cycle Services Loire	-	-
	$1,789,804	$1,791,262

	2024	2023
Unrealized (losses) or gains from financial assets measured at fair value through other comprehensive income	$(1,458)	$833,587